Cover Page Cover Page	Oct. 24, 2022
Cover [Abstract]
Document Type	false
Document Period End Date	Oct. 24, 2022
Entity Registrant Name	CRANE HOLDINGS, CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1657
Entity Tax Identification Number	88-0706021
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Central Index Key	0000025445
Amendment Flag	false
Document Type	8-K